Background, Business and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Background, Business and Basis of Presentation

Note 1	— Background, Business and Basis of Presentation
Business and Background
Diamond Resorts Corporation ("DRC") is the issuer of the 12.0% senior secured notes due 2018 ("Senior Secured Notes") and is the Registrant. All financial information in this report is of Diamond Resorts Parent, LLC ("DRP"), the parent of DRC and the parent guarantor under the Senior Secured Notes. DRP is a Nevada limited liability company created on March 28, 2007. DRP, together with its wholly-owned subsidiaries, is hereafter referred to as "Diamond Resorts" or the "Company." On April 26, 2007, a third-party investor contributed $62.4 million cash and Cloobeck Diamond Parent, LLC ("CDP"), the Company’s majority equityholder, contributed $7.1 million of net assets based on historical book values in exchange for common and preferred units. The third-party investor was issued common and preferred units with a liquidation preference as well as a priority return of 17.0% per annum, compounded quarterly, payable upon certain events. The preferred units did not provide to the holder any participation or conversion rights. The common and preferred members’ liability is limited to their respective capital contributions. The capitalization of the Company occurred on April 27, 2007 simultaneously with the acquisition of and merger with Sunterra Corporation ("Sunterra" or the "Predecessor Company") and cancellation of Sunterra’s outstanding common stock for $16.00 per share ("the Merger"). In July 2011, DRP completed an equity recapitalization transaction, pursuant to which it repurchased all of its preferred units and issued and redeemed common units in a series of private placement transactions.
The Company operates in the hospitality and vacation ownership industry, with an ownership base of more than 490,000 owner-families, or members, and a worldwide network of 295 destinations located in 32 countries throughout the continental United States ("U.S."), Hawaii, Canada, Mexico, the Caribbean, Central America, South America, Europe, Asia, Australia and Africa. The Company’s resort network includes 80 Diamond Resorts branded properties that are managed by the Company. In addition, the Company's network includes 211 affiliated resorts and hotels and four cruise itineraries, which do not carry the Company's brand and are not managed by the Company, but are a part of the Company's network and are available for its members to use as vacation destinations. As referenced in these financial statements, Diamond Resorts International® and THE Club® are trademarks of the Company.
The Company’s operations consist of two interrelated businesses: (i) hospitality and management services; and (ii) marketing and sales of Vacation Ownership Interests ("VOIs" or "Vacation Interests") and consumer financing for purchasers of the Company’s VOIs.
Hospitality and Management Services. The Company manages 80 branded resort properties, which are located in the continental U.S., Hawaii, Mexico, the Caribbean and Europe, as well as the seven multi-resort trusts (the "Collections"). As the manager of the Company’s branded resorts and the Collections, it provides rental services, billing services, account collections, accounting and treasury functions, and communications and information technology services. In addition, for branded resorts, the Company provides an online reservation system and customer service contact center, operates the front desks, furnishes housekeeping, maintenance and human resources services and operates amenities such as golf courses, food and beverage venues and retail shops.
As an integral part of the Company's hospitality and management services, it has entered into inventory recovery agreements with substantially all of the homeowners associations ("HOAs") for its managed resorts in North America, together with similar arrangements with all of the Collections and a majority of the European managed resorts, whereby it recovers VOIs from members who fail to pay their annual maintenance fee or assessments due to, among other things, death or divorce or other life-cycle events or lifestyle changes. Because the cost of operating the managed resorts is spread across the Company's member base, by recovering VOIs from members who have failed to pay their annual maintenance fee or assessments, the Company reduces bad debt expense at the HOA and Collection level (which is a component of the management fees billed to members by each resort's HOA or Collection association), supporting the financial well-being of those HOAs and Collections and providing the Company with additional VOIs for future sales.
HOAs. Each of the Diamond Resorts-branded resorts, other than certain resorts in the European Collection, is typically operated through an HOA, which is administered by a board of directors. Directors are elected by the owners of intervals at the resort (which may include one or more of the Collections) and may also include representatives appointed by the Company as the developer of the resort. As a result, the Company is entitled to voting rights with respect to directors of a given HOA by virtue of (i) its ownership of intervals at the related resort, (ii) its control of the Collections that hold intervals at the resort and/or (iii) its status as the developer of the resort. The board of directors of each HOA hires a management company to provide the services described above, which in the case of all Diamond Resorts-branded resorts, is the Company. The Company functions as an HOA for two resorts in St. Maarten and collects maintenance fees and pays operating expenses at these two resorts.
The management fees earned by the Company with respect to a resort are based on a cost-plus structure and are calculated based on the direct and indirect costs (including an allocation of a substantial portion of the Company's overhead related to the provision of management services) incurred by the HOA of the applicable resort. Under the current resort management agreements, the Company receives management fees generally ranging from 10.0% to 15.0% of the other costs of operating the applicable resort. Unlike typical commercial lodging management contracts, the management fees earned by the Company are not impacted by changes in a resort's average daily rate or occupancy level. Instead, the board of directors of the HOA for each resort engages in an annual budgeting process in which the board of directors of the HOA estimates the costs the HOA will incur for the coming year. In evaluating the anticipated costs of the HOA, the board of directors of the HOA considers the operational needs of the resort, the services and amenities that will be provided at or to the applicable resort and other costs of the HOA, some of which are impacted significantly by the location of the resort, size and type of the resort. Included in the anticipated operating costs of each HOA are its management fees, which generally range from 10.0% to 15.0% of the other anticipated operating costs of the HOA. The board of directors of each HOA discusses the various considerations and approves the annual budget, which determines the annual maintenance fees charged to each owner. One of the management services the Company provides to the HOA is the billing and collection of annual maintenance fees on the HOA's behalf. Annual maintenance fees for a given year are generally billed during the previous November, due by January and deposited in a segregated or restricted account that the Company manages on behalf of the HOA. As a result, a substantial majority of the fees for February through December of each year are collected from owners in advance. Funds are released to the Company from these accounts on a monthly basis for the payment of management fees as it provides management services.
The Company's HOA management contracts typically have initial terms of three to five years, with automatic one-year renewals. These contracts can generally only be terminated by the HOA upon a vote of the owners (which may include one or more of the Collections) prior to each renewal period, other than in some limited circumstances involving cause. In the case of the resorts the Company manages that are part of the European Collection (as defined below), generally the management agreements have either indefinite terms or long remaining terms (i.e., over 40 years) and can only be terminated for an uncured breach by the manager or a winding up of the European Collection. No HOA has terminated or elected not to renew any of the Company's management contracts during the past five years. The Company generally has the right to terminate its HOA management contracts at any time upon notice to the HOA but has terminated only one immaterial HOA management contract during the past five years.
Collections. The Collections currently consist of the following:

•
the Diamond Resorts U.S. Collection (the “U.S. Collection”), which includes interests in resorts located in Arizona, California, Florida, Missouri, New Mexico, Nevada, South Carolina, Tennessee, Virginia and St. Maarten;

•	the Diamond Resorts Hawaii Collection (the “Hawaii Collection”), which includes interests in resorts located in Arizona, Hawaii and Nevada;

•	the Diamond Resorts California Collection (the “California Collection”), which includes interests in resorts located in Arizona, California and Nevada;

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the Diamond Resorts European Collection (the “European Collection”), which includes interests in resorts located in Austria, England, France, Italy, Norway, Portugal, Scotland, Spain Balearics, Spain Costa and Spain Canaries;

•
the Premiere Vacation Collection (“PVC”), which includes interests in resorts added to the Company's network in connection with the ILX Acquisition (See "Basis of Presentation" for the definition of the ILX Acquisition) located in Arizona, Colorado, Indiana, Nevada and Mexico;

•
the Monarch Grand Vacation Collection (“MGVC”), which includes interests in resorts added to the Company's network in connection with the PMR Acquisition (See "Basis of Presentation" for the definition of the PMR Acquisition) located in California, Nevada, Utah and Mexico; and

•
the Mediterranean Collection, which includes interests in resorts added to the Company's network in connection with the Aegean Blue Acquisition (See “Basis of Presentation” for the definition of the Aegean Blue Acquisition) located in the Greek Islands of Crete and Rhodes.

Each of the Collections is operated through a Collection association, which is administered by a board of directors. With the exception of PVC, which allows the developer to appoint the board of directors until 90.0% of all membership interests are sold, directors are elected by the points holders within the applicable Collection. The Company owns a significant number of points in each of the Collections, which it holds as inventory. The board of directors of each Collection hires a company to provide management services to the Collection, which in each case is the Company.
As with the Company's HOA management contracts, management fees charged to the Collections in the U.S. are based on a cost-plus structure and are calculated based on the direct and indirect costs (including an allocation of the Company's overhead related to the provision of management services) incurred by the Collection. Under the Company's current Collection management agreements, it receives management fees of 15.0% of the costs of the applicable Collection (except with respect to the management agreement with MGVC, under which the Company receives a management fee of 10.0% of the costs of MGVC). The management fees are included in the budgets prepared by each Collection association, which determines the annual maintenance fee charged to each owner. One of the management services the Company provides to the Collections is the billing and collection of annual maintenance fees on the Collection's behalf. Annual maintenance fees for a given year are generally billed during the previous November, due by January and deposited in a segregated or restricted account that the Company maintains on behalf of each Collection. As a result, a substantial majority of the fees for February through December of each year are collected from owners in advance. Funds are released to the Company from these accounts on a monthly basis for the payment of management fees as it provides the management services.
Apart from the management contract for the European Collection, the Company's Collection management contracts generally have initial terms of three to five years, with automatic one to five year renewals and can generally only be terminated by the Collection upon a vote of the Collection's members prior to each renewal period, other than in some limited circumstances involving cause. No Collection has terminated any of the Company's management contracts during the past five years. Apart from the management contract for the European Collection, the Company generally has the right to terminate its Collection management contracts at any time upon notice to the Collection. The management contract for the European Collection has an indefinite term, can only be terminated by the European Collection for an uncured breach by the manager or a winding up of the European Collection, and may not be terminated by the manager.
THE Club. Another key component of the Company's hospitality and management services business is THE Club, through which the Company operates a proprietary reservation system that enables its members to use their points to stay at any of the Company's branded and affiliated resorts. THE Club also offers its members a wide range of other benefits, such as the opportunity to purchase various products and services (such as consumer electronics, home appliances and insurance products) from third parties at discounted prices, for which the Company earns commissions. Dues payments for THE Club are billed and collected together with the annual maintenance fees billed to the Company's members who are also members of THE Club.
Sales and Financing of VOIs. The Company markets and sells VOIs that provide access to its network of 80 Diamond Resorts-branded and 211 affiliated resorts and hotels and four cruise itineraries. Since late 2007, the Company has marketed and sold VOIs primarily in the form of points.
The VOI inventory that the Company reacquires pursuant to its inventory recovery agreements provides a low-cost, recurring supply of VOIs that it can sell to its current and prospective members. The VOI inventory is also supplemented by VOIs recovered from members who default on their consumer loans and by inventory acquired through recent strategic transactions.
The Company closes its VOI sales primarily through sales presentations referred to as tours. These tours occur at sales centers and include a tour of the resort properties, as well as an in-depth explanation of the points-based VOI system and the value proposition it offers the Company's members. The tours are designed to provide guests with an in-depth overview of the company and its resort network, as well as a customized presentation to explain how the Company's products and services can meet their vacationing needs.
The Company provides loans to eligible customers who purchase VOIs through its U.S. and Mexican sales centers and choose to finance their purchase. These loans are collateralized by the underlying VOI, generally bear interest at a fixed rate, have a typical term of 10 years and are generally made available to consumers who make a down payment within established credit guidelines. The Company's minimum required down payment is 10.0%.
The Company underwrites each loan application to assess the prospective buyer's ability to pay through the credit evaluation score methodology developed by the Fair Isaac Corporation ("FICO") based on credit files compiled and maintained by Experian (for U.S. residents) and Equifax (for Canadian residents). In underwriting each loan, the Company reviews a completed credit application and the credit bureau report and/or the applicant's performance history with the Company, including any delinquency on existing loans with the Company, and considers in specified circumstances, among other factors, whether the applicant has been involved in bankruptcy proceedings within the previous 12 months and any judgments or liens, including civil judgments and tax liens, against the applicant.
The Company's consumer finance servicing division includes underwriting, collection and servicing of its consumer loan portfolio. Loan collections and delinquencies are managed by utilizing current technology to minimize account delinquencies and maximize cash flow. The Company generally sells or securitizes a substantial portion of the consumer loans it generates from its customers through conduit and securitization financings. The Company also acts as servicer for consumer loan portfolios, including those sold or securitized through conduit or securitization financings, for which it receives a fee.
Through arrangements with three financial institutions in the United Kingdom, the Company brokers financing for qualified customers who purchase points through its European sales centers.
Basis of Presentation
The following is a list of entities included in the accompanying condensed consolidated financial statements:

AKGI St. Maarten, NV and subsidiaries
Citrus Insurance Company, Inc.
Diamond Resorts (Group Holdings) Plc and subsidiaries
Diamond Resorts Centralized Services Company
Diamond Resorts Corporation
Diamond Resorts Developer and Sales Holding Company and subsidiaries
Diamond Resorts Finance Holding Company and subsidiaries
Diamond Resorts Holdings, LLC
Diamond Resorts Issuer 2008, LLC
Diamond Resorts Management and Exchange Holding Company and subsidiaries
Diamond Resorts Owner Trust 2009-1
Diamond Resorts Owner Trust 2011-1
Diamond Resorts Owner Trust 2013-1
Diamond Resorts Polo Development, LLC
Diamond Resorts Services, LLC
DPM Acquisition, LLC and subsidiaries ("DPMA")
DRI Quorum 2010, LLC ("DRI Quorum") and subsidiaries
George Acquisition Subsidiary, Inc.
ILX Acquisition, Inc. ("ILXA") and subsidiaries
Sunterra Owner Trust 2004-1
Tempus Acquisition, LLC and subsidiaries
Some of the above entities, which include corporations, limited liability companies and partnerships, have several subsidiaries.
On August 31, 2010, the Company acquired from ILX Resorts Incorporated and its affiliates (collectively, "ILX") certain resort management agreements, unsold VOIs and the rights to recover and resell such interests, a portfolio of consumer loans and certain real property and other assets (the “ILX Acquisition”) through its wholly-owned subsidiary ILXA for an aggregate cash purchase price of $30.7 million. In addition, ILXA assumed $4.0 million in liabilities as part of the purchase price. The ILX Acquisition added ten additional resorts to the Company's resort network. The ILX Acquisition was financed through the ILXA Inventory Loan and the ILXA Receivables Loan. See Note 15— Borrowings for definitions and further detail on these borrowings.
On July 1, 2011, the Company acquired from Tempus Resorts International, Ltd. and its subsidiaries certain management agreements, unsold VOIs and the rights to recover and resell such interests, the seller's consumer loan portfolio and certain real property and other assets (the "Tempus Resorts Acquisition") through Mystic Dunes, LLC, a wholly-owned subsidiary of Tempus Acquisition, LLC, for an aggregate cash purchase price of $104.9 million. The Tempus Resorts Acquisition added two resorts to the Company's owner resort network. In order to fund the Tempus Resorts Acquisition, Tempus Acquisition, LLC entered into the Tempus Acquisition Loan, Tempus Receivables Loan and the Tempus Inventory Loan. See Note 15— Borrowings for definitions and further detail on these borrowings.
On May 21, 2012, the Company completed the acquisition of certain assets of Pacific Monarch Resorts, Inc. and certain of its affiliates (the "PMR Acquisition") through DPMA, a wholly-owned special-purpose subsidiary of the Company, whereby DPMA acquired four management contracts, unsold VOIs and the rights to recover and resell such interests, a portfolio of consumer loans and certain real property and other assets for approximately $51.6 million in cash, plus the assumption of specified liabilities related to the acquired assets. The PMR Acquisition added nine locations to the Company's resort network. In order to fund the PMR Acquisition, DPMA entered into the PMR Acquisition Loan, which is collateralized by substantially all of the assets of DPMA. See Note 15—Borrowings for definitions and further detail on this borrowing.
On October 5, 2012, the Company completed the acquisition of all of the issued and outstanding shares of Aegean Blue Holdings, Plc (the "Aegean Blue Acquisition") through Diamond Resorts AB Acquisition Ltd, a wholly-owned special-purpose subsidiary of Diamond Resorts (Group Holdings) Plc. Pursuant to the Aegean Blue Acquisition, AB Acquisition Company, Ltd acquired certain management contracts, unsold VOIs and the rights to recover and resell such interests and certain other assets for approximately $6.5 million in cash, amounts that may become payable pursuant to an earn-out clause (which the Company recorded as a contingent liability) and the Company's assumption of specified liabilities related to the acquired assets. The Aegean Blue Acquisition added five resorts located on the Greek Islands of Rhodes and Crete to the Company's resort network. Tempus Acquisition LLC borrowed $6.6 million under the term loan portion of Tempus Acquisition Loan to fund the Aegean Blue Acquisition. See Note 15—Borrowings for definitions and further detail on this borrowing.
On January 29, 2013, DRC and Diamond Resorts Holdings, LLC entered into a memorandum of understanding with Island One, Inc. (“Island One”), Crescent One, LLC (“Crescent”) and the holder of their respective equity interests. Island One and Crescent operate a vacation ownership, hospitality and resort management business that emerged from Chapter 11 bankruptcy in July 2011. Since their emergence, the Company has provided sales and marketing services and HOA management oversight services to Island One. Pursuant to the memorandum of understanding, the Company has agreed to enter into definitive documents to (i) operate the business of Island One and Crescent prior to the closing of the potential acquisition transaction, and (ii) upon a change of control of the Company or other specified transaction, and subject to other terms and conditions in the definitive documents, purchase all of the equity interests in Island One and Crescent, thereby acquiring management contracts, unsold VOIs, a portfolio of consumer loans and other assets owned by Island One and Crescent, which would add nine additional resorts to the Company's resort network.
The accompanying condensed consolidated financial statements of Diamond Resorts Parent, LLC and its subsidiaries, have been prepared in accordance with accounting policies described in the Company's Annual Report on Form 10-K for the year ended December 31, 2012 filed with the Securities and Exchange Commission (the "SEC"). Certain information and footnote disclosures normally included in annual consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") have been condensed or omitted, although the Company believes that the disclosures are adequate to ensure the information presented is not misleading. In the opinion of management, all adjustments considered necessary for a fair presentation have been included and are of a normal and recurring nature. The accompanying condensed consolidated financial statements should be reviewed in conjunction with the Company's annual consolidated financial statements included in the Annual Report on Form 10-K for the year ended December 31, 2012. Operating results for the three months ended March 31, 2013 are not necessarily indicative of the results that may be expected for the year ending December 31, 2013.
Reclassifications
The Company recorded a $0.5 million reclassification between loan portfolio expense and other operating expense for the three months ended March 31, 2012 in the accompanying condensed consolidated statements of operations and comprehensive income (loss) in order to more closely align credit card expense with the placement of the corresponding revenue.

Background, Business and Basis of Presentation
Business and Background
Diamond Resorts Corporation ("DRC") is the issuer of the 12.0% senior secured notes due 2018 ("Senior Secured Notes") and is the Registrant. All financial information in this report is of Diamond Resorts Parent, LLC ("DRP"), the parent of DRC and the parent guarantor under the Senior Secured Notes. DRP is a Nevada limited liability company created on March 28, 2007. DRP, together with its wholly-owned subsidiaries, is hereafter referred to as "Diamond Resorts" or the "Company." On April 26, 2007, a third-party investor contributed $62.4 million cash and Cloobeck Diamond Parent, LLC ("CDP"), the Company’s majority equityholder, contributed $7.1 million of net assets based on historical book values in exchange for common and preferred units. The third-party investor was issued common and preferred units with a liquidation preference as well as a priority return of 17% per annum, compounded quarterly, payable upon certain events. The preferred units did not provide to the holder any participation or conversion rights. The common and preferred members’ liability is limited to their respective capital contributions. The capitalization of the Company occurred on April 27, 2007 simultaneously with the acquisition of and merger with Sunterra Corporation ("Sunterra" or the "Predecessor Company") and cancellation of Sunterra’s outstanding common stock for $16.00 per share ("the Merger").
In July 2011, DRP completed an equity recapitalization transaction, pursuant to which it repurchased all of its preferred units and issued and redeemed common units in a series of private placement transactions. See Note 20— Common and Preferred Units and Stock-Based Compensation for further details.
The Company operates in the hospitality and vacation ownership industry, with an ownership base of more than 490,000 owner-families, or members, and a worldwide network of 263 destinations located in 28 countries throughout the continental United States ("U.S."), Hawaii, Canada, Mexico, the Caribbean, Central America, South America, Europe, Asia, Australia and Africa. The Company’s resort network includes 79 Diamond Resorts branded properties with a total of 9,274 units, which are managed by the Company. In addition, the Company's network includes 180 affiliated resorts and hotels and four cruise itineraries, which do not carry the Company's brand and are not managed by the Company, but are a part of the Company's network and are available for its members to use as vacation destinations. As referenced in these financial statements, Diamond Resorts International® and THE Club® are trademarks of the Company.
The Company’s operations consist of two interrelated businesses: (i) hospitality and management services; and (ii) marketing and sales of Vacation Ownership Interests ("VOIs" or "Vacation Interests") and consumer financing for purchasers of the Company’s VOIs.
Hospitality and Management Services. The Company manages 79 branded resort properties, which are located in the continental U.S., Hawaii, Mexico, the Caribbean and Europe, as well as the seven multi-resort trusts (the "Collections"). As the manager of the Company’s branded resorts and the Collections, it provides rental services, billing services, account collections, accounting and treasury functions, and communications and information technology services. In addition, for branded resorts, the Company provides an online reservation system and customer service contact center, operates the front desks, furnishes housekeeping, maintenance and human resources services and operates amenities such as golf courses, food and beverage venues and retail shops.
As an integral part of the Company's hospitality and management services, it has entered into inventory recovery agreements with substantially all of the homeowners associations ("HOAs") for its managed resorts in North America, together with similar arrangements with all of the Collections and a majority of the European managed resorts, whereby it recovers VOIs from members who fail to pay their annual maintenance fee or assessments due to, among other things, death or divorce or other life-cycle events or lifestyle changes. Because the cost of operating the managed resorts is spread across the Company's member base, by recovering VOIs from members who have failed to pay their annual maintenance fee or assessments, the Company reduces bad debt expense at the HOA and Collection level (which is a component of the management fees billed to members by each resort's HOA or Collection association), supporting the financial well-being of those HOAs and Collections.
HOAs. Each of the Diamond Resorts-branded resorts, other than certain resorts in the European Collection, is typically operated through an HOA, which is administered by a board of directors. Directors are elected by the owners of intervals at the resort (which may include one or more of the Collections) and may also include representatives appointed by the Company as the developer of the resort. As a result, the Company is entitled to voting rights with respect to directors of a given HOA by virtue of (i) its ownership of intervals at the related resort, (ii) its control of the Collections that hold intervals at the resort and/or (iii) its status as the developer of the resort. The board of directors of each HOA hires a management company to provide the services described above, which in the case of all Diamond Resorts-branded resorts, is the Company. The Company serves as the HOA for two resorts in St. Maarten and earns maintenance fees and incurs operating expenses at these two resorts.
The management fees earned by the Company with respect to a resort are based on a cost-plus structure and are calculated based on the direct and indirect costs (including an allocation of a substantial portion of the Company's overhead related to the provision of management services) incurred by the HOA of the applicable resort. Under the current resort management agreements, the Company receives management fees generally ranging from 10% to 15% of the other costs of operating the applicable resort (with an average based upon the total management fee revenue of 14.6%). Unlike typical commercial lodging management contracts, the management fees earned by the Company are not impacted by changes in a resort's average daily rate or occupancy level. Instead, the board of directors of the HOA for each resort engages in an annual budgeting process in which the board of directors of the HOA estimates the costs the HOA will incur for the coming year. In evaluating the anticipated costs of the HOA, the board of directors of the HOA considers the operational needs of the resort, the services and amenities that will be provided at or to the applicable resort and other costs of the HOA, some of which are impacted significantly by the location of the resort, size and type of the resort. Included in the anticipated operating costs of each HOA are its management fees, which generally range from 10% to 15% of the other anticipated operating costs of the HOA. The board of directors of each HOA discusses the various considerations and approves the annual budget, which determine the annual maintenance fees charged to each owner. One of the management services the Company provides to the HOA is the billing and collection of annual maintenance fees on the HOA's behalf. Annual maintenance fees for a given year are generally billed during the previous November, due by January and deposited in a segregated or restricted account that the Company manages on behalf of the HOA. As a result, a substantial majority of the fees for February through December of each year are collected from owners in advance. Funds are released to the Company from these accounts on a monthly basis for the payment of management fees as it provides management services.
The Company's HOA management contracts typically have initial terms of three to five years, with automatic one-year renewals. These contracts can generally only be terminated by the HOA upon a vote of the owners (which may include one or more of the Collections) prior to each renewal period, other than in some limited circumstances involving cause. In the case of the resorts the Company manages that are part of the European Collection (as defined below), generally the management agreements have either indefinite terms or long remaining terms (i.e., over 40 years) and can only be terminated for an uncured breach by the manager or a winding up of the European Collection. No HOA has terminated or elected not to renew any of the Company's management contracts during the past five years. The Company generally has the right to terminate its HOA management contracts at any time upon notice to the HOA but has terminated only one immaterial HOA management contract during the past five years.
Collections. The Collections currently consist of the following:

•
the Diamond Resorts U.S. Collection (the “U.S. Collection”), which includes interests in resorts located in Arizona, California, Florida, Missouri, New Mexico, Nevada, South Carolina, Tennessee, Virginia and St. Maarten;

•	the Diamond Resorts Hawaii Collection (the “Hawaii Collection”), which includes interests in resorts located in Arizona, Hawaii and Nevada;

•	the Diamond Resorts California Collection (the “California Collection”), which includes interests in resorts located in Arizona, California and Nevada;

•
the Diamond Resorts European Collection (the “European Collection”), which includes interests in resorts located in Austria, England, France, Italy, Norway, Portugal, Scotland, Spain Balearics, Spain Costa and Spain Canaries;

•
the Premiere Vacation Collection (“PVC”), which includes interests in resorts added to the Company's network in connection with the ILX Acquisition (See "Basis of Presentation" for the definition of the ILX Acquisition) located in Arizona, Colorado, Indiana, Nevada and Mexico;

•
the Monarch Grand Vacation Collection (“MGVC”), which includes interests in resorts added to the Company's network in connection with the PMR Acquisition (See "Basis of Presentation" for the definition of the PMR Acquisition) located in California, Nevada, Utah and Mexico; and

•
the Mediterranean Collection, which includes interests in resorts added to the Company's network in connection with the Aegean Blue Acquisition (See “Basis of Presentation” for the definition of the Aegean Blue Acquisition) located in the Greek Islands of Crete and Rhodes.

Each of the Collections is operated through a Collection association, which is administered by a board of directors. With the exception of PVC, which allows the developer to appoint the board of directors until 90% of all membership interests are sold, directors are elected by the points holders within the applicable Collection. The Company owns a significant number of points in each of the Collections, which it holds as inventory. The board of directors of each Collection hires a company to provide management services to the Collection, which in each case is the Company.
As with the Company's HOA management contracts, management fees charged to the Collections in the U.S. are based on a cost-plus structure and are calculated based on the direct and indirect costs (including an allocation of the Company's overhead related to the provision of management services) incurred by the Collection. Under the Company's current Collection management agreements, it receives management fees of 15.0% of the costs of the applicable Collection (except with respect to the management agreement with MGVC, under which the Company receives a management fee of 10.0% of the cost of MGVC). The management fees are included in the budgets prepared by each Collection association, which determines the annual maintenance fee charged to each owner. One of the management services the Company provides to the Collections is the billing and collection of annual maintenance fees on the Collection's behalf. Annual maintenance fees for a given year are generally billed during the previous November, due by January and deposited in a segregated or restricted account that the Company maintains on behalf of each Collection. As a result, a substantial majority of the fees for February through December of each year are collected from owners in advance. Funds are released to the Company from these accounts on a monthly basis for the payment of management fees as it provides the management services.
Apart from the management contract for the European Collection, the Company's Collection management contracts generally have initial terms of three to five years, with automatic three to five year renewals and can generally only be terminated by the Collection upon a vote of the Collection's members prior to each renewal period, other than in some limited circumstances involving cause. No Collection has terminated any of the Company's management contracts during the past five years. Apart from the management contract for the European Collection, the Company generally has the right to terminate its Collection management contracts at any time upon notice to the Collection. The management contract for the European Collection has an indefinite term, can only be terminated by the European Collection for an uncured breach by the manager or a winding up of the European Collection, and may not be terminated by the manager.
THE Club. Another key component of the Company's hospitality and management services business is THE Club, through which the Company operates a proprietary reservation system that enables its members to use their points to stay at any of the Company's branded and affiliated resorts. THE Club also offers its members a wide range of other benefits, such as the opportunity to purchase various products and services (such as consumer electronics, home appliances and insurance products) from third parties at discounted prices, for which the Company earns commissions. Dues payments for THE Club are billed and collected together with the annual maintenance fees billed to the Company's members who are also members of THE Club.
Sales and Financing of VOIs. The Company markets and sells VOIs that provide access to its network of 79 Diamond Resorts-branded and 180 affiliated resorts and hotels and four cruise itineraries. Since late 2007, the Company has marketed and sold VOIs primarily in the form of points.
The VOI inventory that the Company reacquires pursuant to its inventory recovery agreements provides a low-cost, recurring supply of VOIs that it can sell to its current and prospective members. The VOI inventory is also supplemented by VOIs recovered from members who default on their consumer loans and by inventory acquired through recent strategic transactions.
The Company has 50 sales centers across the globe, 44 of which are located at branded and managed resorts, two of which are located at affiliated resorts and four of which are located off-site. With respect to the Company's 50 sales centers, it currently employs an in-house sales and marketing team at 38 locations and also maintains agency agreements with independent sales organizations at 12 locations.
The Company closes its VOI sales primarily through tours. These tours occur at sales centers and include a tour of the resort properties, as well as an in-depth explanation of the points-based VOI system and the value proposition it offers the Company's members. The tours are designed to provide guests with an in-depth overview of the company and its resort network, as well as a customized presentation to explain how the Company's products and services can meet their vacationing needs.
The Company provides loans to eligible customers who purchase VOIs through its U.S. and Mexican sales centers and choose to finance their purchase. These loans are collateralized by the underlying VOI, generally bear interest at a fixed rate, have a typical term of 10 years and are generally made available to consumers who make a down payment within established credit guidelines. The Company's minimum required down payment is 10%. Since late 2008, the Company's average cash down payment has been 18.3% and the average initial equity contribution for new VOI purchases by existing owners (which take into account the value of VOIs already held by purchasers and pledged to secure a new consumer loan) has been 30.7%, which has resulted in an average combined cash and equity contribution of 49.0% for these new VOI purchases. As of December 31, 2012, the Company's loan portfolio (including loans transferred to special-purpose subsidiaries in connection with conduit, loan sale and securitization transactions) was comprised of approximately 56,000 loans (which includes loans that have been written off for financial reporting purposes due to payment defaults and delinquencies but which the Company continues to administer), with an outstanding aggregate loan balance of approximately $513.0 million. Approximately 41,000 of these consumer loans are loans under which the consumer was not in default, and the average balance of such loans was approximately $9,200. Customers were in default (which we define as having occurred upon the earlier of (i) the initiation of cancellation or foreclosure proceedings or (ii) the customer’s account becoming over 180 days delinquent) under approximately 15,000 of these loans, and the average balance of such loans was approximately $9,100. The weighted-average interest rate for all outstanding loans is approximately 15.90%, which includes a weighted average interest rate for loans in default of approximately 16.6%. As of December 31, 2012, approximately 8.35% of the Company's approximately 490,000 owner-families had a loan outstanding with the Company.
The Company underwrites each loan application to assess the prospective buyer's ability to pay through the credit evaluation score methodology developed by the Fair Isaac Corporation ("FICO") based on credit files compiled and maintained by Experian (for U.S. residents) and Equifax (for Canadian residents). In underwriting each loan, the Company reviews a completed credit application and the credit bureau report and/or the applicant's performance history with the Company, including any delinquency on existing loans with the Company, and considers in specified circumstances, among other factors, whether the applicant has been involved in bankruptcy proceedings within the previous 12 months and any judgments or liens, including civil judgments and tax liens, against the applicant. As of December 31, 2012, the weighted average FICO score (based upon loan balance) for the Company's borrowers across the existing loan portfolio was 707, and the weighted average FICO score for the Company's borrowers on loans originated since late 2008 was 758.
The Company's consumer finance servicing division includes underwriting, collection and servicing of its consumer loan portfolio. Loan collections and delinquencies are managed by utilizing current technology to minimize account delinquencies and maximize cash flow. The Company generally sells or securitizes a substantial portion of the consumer loans it generates from its customers through conduit and securitization financings. The Company also acts as servicer for consumer loan portfolios, including those sold or securitized through conduit or securitization financings, for which it receives a fee.
Through arrangements with three financial institutions in the United Kingdom, the Company brokers financing for qualified customers who purchase points through its European sales centers.
The Company takes measures to adjust the percentage of the sales of its VOIs that it finances based on prevailing economic conditions. For example, during the 12 month period prior to October 2008, the Company financed approximately 67.0% of the total amount of its VOI sales. In response to the dramatic contraction of conduit and securitization financing during the economic downturn that began in late 2008, management implemented a strategy to increase the cash sales of VOIs, which included offering discounts for purchases paid in cash and raising the interest rates applicable to financed purchases. As a result of these changes, from October 2008 through September 2011, the Company financed approximately 34.6% of its total VOI sales. In October 2011, in response to some stabilization in the consumer markets and improved securitization and conduit markets, the Company eliminated incentives for cash VOI purchases and took other actions to generate more financed sales of VOIs. From October 1, 2011 through December 31, 2012, the Company financed approximately 69.3% of the total amount of its VOI sales.
Basis of Presentation
The following is a list of entities included in the accompanying consolidated financial statements:

AKGI St. Maarten, NV and subsidiaries
Citrus Insurance Company, Inc.
Diamond Resorts (Group Holdings) Plc and subsidiaries
Diamond Resorts Centralized Services Company
Diamond Resorts Corporation
Diamond Resorts Developer and Sales Holding Company and subsidiaries
Diamond Resorts Finance Holding Company and subsidiaries
Diamond Resorts Holdings, LLC
Diamond Resorts Issuer 2008, LLC
Diamond Resorts Management and Exchange Holding Company and subsidiaries
Diamond Resorts Owner Trust 2009-1
Diamond Resorts Owner Trust 2011-1
Diamond Resorts Owner Trust 2013-1
Diamond Resorts Polo Development, LLC
Diamond Resorts Services, LLC
DPM Acquisition, LLC and subsidiaries ("DPMA")
DRI Quorum 2010 LLC ("DRI Quorum"), Inc. and subsidiaries
George Acquisition Subsidiary, Inc.
ILX Acquisition, Inc. ("ILXA") and subsidiaries
Sunterra Owner Trust 2004-1
Tempus Acquisition, LLC and subsidiaries
Some of the above entities, which include corporations, limited liability companies and partnerships, have several subsidiaries.
On August 31, 2010, the Company acquired a majority of the assets and assumed certain liabilities of ILX Resorts Incorporated (the “ILX Acquisition”) through its wholly-owned subsidiary, ILX Acquisition, Inc. (“ILXA”).
On July 1, 2011, the Company completed the acquisition of certain assets of Tempus Resorts International, Ltd. and certain of its subsidiaries (the "Tempus Resorts Acquisition") through Mystic Dunes, LLC, a wholly-owned special-purpose subsidiary of Tempus Acquisition, LLC.
On May 21, 2012, the Company completed the acquisition of certain assets of Pacific Monarch Resorts, Inc. and certain of its affiliates (the "PMR Acquisition") through DPMA, a wholly-owned special-purpose subsidiary of the Company.
On October 5, 2012, the Company completed the acquisition of all of the issued and outstanding shares of Aegean Blue Holdings, Plc (the "Aegean Blue Acquisition") through Diamond Resorts AB Acquisition Ltd, a wholly-owned special-purpose subsidiary of Diamond Resorts (Group Holdings) Plc.
See Note 21— Business Combinations for further details on these acquisitions.
Reclassifications

The Company recorded a $1.0 million reclassification between due from related parties, net and due to related parties, net in the accompanying consolidated balance sheet as of December 31, 2011 as compared to the amounts reported in the Company's Annual Report on Form 10-K for the year ended December 31, 2011 in order to conform to the changes made to the related party netting process in accordance with Accounting Standards Codification ("ASC") 210, “Balance Sheet— Offsetting.”

In addition, the Company recorded reclassifications between loan portfolio expense and other operating expense of $2.1 million and $2.0 million for the years ended December 31, 2011 and 2010, respectively, in the accompanying consolidated statements of operations and comprehensive income (loss) in order to more closely align credit card expense with the placement of the corresponding revenue.